(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Unconsolidated Financial Information [Abstract]
Schedule of condensed unconsolidated financial information

The condensed unconsolidated financial information of CPFL Energia, as of December 31, 2019 and December 31, 2018 and income statements for the years ended on December 31, 2019, 2018 and 2017 presented herein was prepared considering the same accounting policies as described in note 3 to Company’s consolidated financial statements.

UNCONSOLIDATED STATEMENTS OF FINANCIAL POSITION

ASSETS	December 31, 2019	December 31, 2018
Cash and cash equivalents	33,909	79,364
Dividends and interest on capital	816,205	701,731
Income tax and social contribution recoverable	78	9,441
Other taxes recoverable	58,947	8,646
Other receivables	400	417
Total current assets	909,539	799,599
Intragroup loans	424,387	72,933
Escrow deposits	453	703
Deferred tax assets	85,474	112,522
Other receivables	3,960	4,863
Investments	12,327,132	9,816,139
Property, Plant and Equipment	2,226	1,087
Intangible assets	120	110
Total noncurrent assets	12,843,753	10,008,356
Total assets	13,753,291	10,807,954

LIABILITIES	December 31, 2019	December 31, 2018
Trade payables	4,698	2,854
Income tax and social contribution payable	40,629	8,261
Other taxes, fees and contributions	25,315	5,258
Dividends	645,737	491,602
Other payables	22,318	23,405
Total current liabilities	738,697	531,380
Provision for tax, civil and labor risks	123	241
Other payables	20,090	13,584
Total noncurrent liabilities	20,213	13,825
Equity	12,994,381	10,262,749
Total liabilities and equity	13,753,291	10,807,954

UNCONSOLIDATED STATEMENTS OF PROFIT OR LOSS FOR THE YEAR

	2019	2018	2017
Net operating revenue	2,309	1	1
General and administrative expenses	(52,712)	(43,930)	(42,771)
Depreciation and amortization	(273)	(201)
Other general and administrative expenses	(52,439)	(43,729)
Other operating expenses	-	9	-
Income from electric energy service	(50,403)	(43,920)	(42,770)
Equity interests in subsidiaries, associates and joint ventures	2,827,718	2,250,835	1,349,766

Profit before finance results	2,777,315	2,206,915	1,306,996

Finance income (expenses)	48,019	(27,300)	(56,471)

Profit before taxes	2,825,333	2,179,616	1,250,525
Social contribution and income tax	(122,662)	(121,575)	(70,775)
Profit for the year	2,702,671	2,058,040	1,179,750

UNCONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEAR

	2019	2018	2017
OPERATING CASH FLOW
Profit before taxes	2,825,333	2,179,616	1,250,525
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	273	201	217
Provision for tax, civil and labor risks	408	(117)	61
Interest on debts, inflation adjustment and exchange rate changes	(6,318)	2,932	61,520
Equity interests in subsidiaries, associates and joint ventures	(2,827,718)	(2,250,835)	(1,349,766)
	(8,022)	(68,204)	(37,443)
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	1,295,427	596,100	1,172,336
Taxes recoverable	(5,388)	109,719	65,182
Escrow deposits	260	(25)	68
Other operating assets and liabilities	6,689	7,554	(16,792)
Trade payables	1,845	1,210	(2,116)
Tax, labor and civil suits paid	(542)	(259)	(466)
Other taxes, fees and contributions	19,815	4,541	263
CASH FLOWS PROVIDED BY OPERATIONS	1,310,084	650,636	1,181,032
Interest paid on debts and debentures	-	(4,235)	(71,844)
Income tax and social contribution paid	(21,388)	(80,234)	(47,438)
NET CASH FROM OPERATING ACTIVITIES	1,288,696	566,167	1,061,750

INVESTING ACTIVITIES
Capital reduce (increase) in investees	(4,107,555)	-	(9,400)
Purchases of property, plant and equipment	(1,763)	(286)	(185)
Purchases of intangible assets	(15)	(42)	(51)
Advance for future capital increases	(14,160)	(82,415)	(383,340)
Securities, pledges and restricted deposits	-	(250)	-
Intercompany loan - granted	(424,371)	(80,512)	(72,199)
Intercompany loan - received	78,391	135,222	-
NET CASH USED IN INVESTING ACTIVITIES	(4,469,473)	(28,283)	(465,175)

FINANCING ACTIVITIES
Capital increase by noncontrolling shareholders	3,622,305	-	-
Repayment of principal of borrowings and debentures	-	(186,000)	(434,000)
Dividends and interest on capital paid	(486,984)	(279,101)	(220,966)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	3,135,321	(465,101)	(654,966)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(45,456)	72,783	(58,390)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	79,364	6,581	64,973
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	33,909	79,364	6,581

Schedule of cash and cash equivalents
	December 31, 2019	December 31, 2018
Bank balances	2,195	2,824
Investment funds	31,714	76,540
Total	33,909	79,364

Schedule of dividends and interest on own capital

	Dividend		Interest on own capital		Total
Subsidiary	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
CPFL Paulista	504,789	92,596	115,928	110,214	620,717	202,810
CPFL Piratininga	32,172	6,226	35,254	31,708	67,426	37,934
CPFL Santa Cruz	-	-	39,728	19,160	39,728	19,160
CPFL Leste Paulista	-	-	-	-	-	-
CPFL Sul Paulista	-	-	-	-	-	-
CPFL Jaguari	3,473	-	-	-	3,473	-
CPFL Mococa	-	-	-	-	-	-
RGE Sul (RGE)	-	26,795	-	94,312	-	121,107
CPFL Geração	-	71,099	53,937	102,436	53,937	173,535
CPFL Centrais Geradoras	815	815	-	-	815	815
CPFL Jaguari Geração	10,194	3,398	-	-	10,194	3,398
CPFL Brasil	-	111,083	1,200	2,451	1,200	113,534
CPFL Planalto	-	-	-	-	-	-
CPFL Serviços	3,193	-	-	-	3,193	-
CPFL Atende	-	-	343	876	343	876
Nect Serviços	-	-	-	-	-	-
CPFL Total	-	-	-	-	-	-
CPFL Telecom	-	1,111	-	-	-	1,111
CPFL Eficiência	2,630	12,195	2,550	15,104	5,179	27,299
AUTHI	10,000	151	-	-	10,000	151
	567,266	325,469	248,940	376,261	816,205	701,731

Schedule of deferred tax assets

	December 31, 2019	December 31, 2018
Social contribution credit (debit)
Tax losses carryforwards	22,174	29,750
Temporarily nondeductible differences	553	(355)
Subtotal	22,727	29,395

Income tax credit (debit)
Tax losses carryforwards	61,209	84,113
Temporarily nondeductible differences	1,537	(986)
Subtotal	62,747	83,127

Total	85,474	112,522

	2019		2018
	Social contribution	Income tax	Social contribution	Income tax
Income before taxes	2,825,333	2,825,333	2,179,615	2,179,615
Adjustments to reflect effective rate:
Equity in subsidiaries	(2,827,718)	(2,827,718)	(2,250,835)	(2,250,835)
Amortization of intangible asset acquired	(13,528)	-	(13,528)	-
Interest on capital income	345,484	345,484	424,892	424,892
Other permanent additions (exclusions), net	12,959	24,239	14,840	22,449
Tax base	342,530	367,338	354,984	376,121
Statutory rate	9%	25%	9%	25%
Tax credit/(debit)	(30,828)	(91,834)	(31,949)	(94,030)
Recorded (unrecognizad) Tax credit,net	-	-	1,134	3,270
Total	(30,828)	(91,835)	(30,814)	(90,760)

Current	(17,677)	(53,445)	(22,401)	(65,916)
Deferred	(13,151)	(38,390)	(8,413)	(24,844)

Schedule of investments

The financial information of subsidiaries and joint ventures are accounted for using the equity method of accounting.

	December 31, 2019				December 31, 2019	December 31, 2018	2019	2018	2017
Investment	Total assets	Issued capital	Equity	Profit or loss for the period	Share of equity of investees		Share of profit (loss) of investees
CPFL Paulista	10,917,071	1,308,373	1,522,421	837,604	1,522,421	1,910,866	837,604	649,516	280,354
CPFL Piratininga	4,073,042	249,321	564,024	281,634	564,024	516,235	281,634	182,654	152,080
CPFL Santa Cruz	1,463,945	170,413	465,625	101,228	465,625	392,040	101,228	81,191	23,447
CPFL Leste Paulista	-	-	-	-	-	-	-	-	9,589
CPFL Sul Paulista	-	-	-	-	-	-	-	-	10,545
Companhia Jaguari de Energia (CPFL Santa Cruz)	-	-	-	-	-	-	-	-	11,720
CPFL Mococa	-	-	-	-	-	-	-	-	6,999
RGE	-	-	-	-	-	-	-	232,731	117,700
RGE Sul (RGE)	9,997,093	2,809,820	4,000,469	614,109	3,489,745	3,286,587	559,783	255,854	57,305
CPFL Geração	5,401,315	1,043,922	3,068,752	862,726	3,068,752	2,625,465	862,726	766,451	594,026
CPFL Renováveis (*)	8,662,437	3,698,060	4,544,433	96,628	2,125,023	-	52,388		-
CPFL Jaguari Geração	68,518	40,108	58,310	9,849	58,310	58,656	9,849	13,592	15,709
CPFL Brasil	1,394,345	3,000	86,651	109,090	86,651	72,680	109,090	91,502	94,455
CPFL Planalto	6,706	630	6,466	4,022	6,466	2,444	4,022	3,567	3,550
CPFL Serviços	238,200	120,929	131,181	13,445	131,181	120,929	13,445	(24,076)	(12,863)
CPFL Atende	31,513	13,991	24,296	11,266	24,296	19,363	11,266	9,527	7,128
Nect	-	-	-	-	-	-	-	-	17,392
CPFL Infra (**)	20,598	38	14,025	17,643	14,025	16,558	17,643	19,087	-
CPFL Pessoas (**)	7,260	811	4,517	2,047	4,517	-	2,047	-	-
CPFL Finanças (**)	9,123	385	5,566	3,982	5,566	-	3,982	-	-
CPFL Supre (**)	5,432	826	3,267	1,232	3,267	-	1,232	-	-
CPFL Total	39,793	9,005	35,348	25,665	5,348	19,953	25,665	21,690	20,865
CPFL Jaguariuna	-	-	-	-	-	-	-	-	(8,360)
CPFL Telecom	4,381	1,928	4,188	113	4,188	5,465	113	4,442	(14,021)
CPFL Centrais Geradoras	19,746	16,128	16,020	22	16,020	15,998	22	618	735
CPFL Eficiência	143,512	76,073	118,189	(3,835)	118,189	85,744	(3,835)	(11,908)	(2,582)
AUTHI	23,473	10	11,846	11,836	11,846	21,463	11,836	28,604	24,912
Subtotal - by subsidiary's equity					11,725,460	9,170,444	2,901,740	2,325,042	1,410,685
Amortization of fair value adjustment of assets					-	-	(74,023)	(74,207)	(60,918)
Total					11,725,460	9,170,444	2,827,719	2,250,835	1,349,766

Investment					11,711,300	9,088,049
Advances for future capital increases					14,160	82,395

(*) See note 1.h
(**) See note 1.g

Schedule of dividends received

The dividends received are comprised as follows:

	2019	2018	2017
CPFL Brasil	197,474	2,859	166,695
CPFL Planalto	-	5,304	1,471
CPFL Paulista	178,214	100,120	2,228
CPFL Piratininga	37,935	28,445	112,638
CPFL Santa Cruz	-	-	8,427
CPFL Leste Paulista	-	-	4,449
CPFL Santa Cruz	-	45,770	-
RGE	-	23,525	24,672
RGE Sul (RGE)	409,670	-	-
CPFL Geração	423,553	298,511	779,533
CPFL Jaguari Geração	3,398	2,508	11,061
CPFL Atende	6,723	10,094	5,666
CPFL Infra	14,087	22,392	13,424
CPFL Total	10,270	22,361	17,810
CPFL Telecom	2,500
CPFL Eficiência	-	2,300	-
AUTHI	11,603	31,912	24,264
TOTAL	1,295,427	596,100	1,172,336